787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock Natural Resources Trust (File No. 002-97095 and File No. 811-04282)

Ladies and Gentlemen:

On behalf of BlackRock Natural Resources Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 1, 2015, to the Prospectuses dated November 28, 2014 for the Trust. The purpose of the filing is to submit the 497(e) filing dated October 1, 2015 in XBRL for the Trust.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot Gluck
Elliot Gluck

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC